Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how our Company o
r
the
Compensation Committee view the link between Company performance and executive compensation for our principal executive officer (“PEO”) and our non-PEO named executive officers (“NEOs”). For additional information about our pay-for-performance philosophy and how we align executive compensation with Company performance, see our
Compensation Discussion and Analysis
beginning on page 90 of this proxy statement.
Required Tabular Disclosure of Pay Versus Performance
The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term “compensation actually paid” is required by the SEC’s rules and, as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually earned, realized or received by the individuals and the compensation decisions described in our
Compensation Discussion and Analysis
beginning on page 90 of this proxy statement.

Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (1)(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non- PEO NEOs (1)(2) ($)	Value of Initial Fixed $100 Investment Based on: (3)
					TSR ($)	Peer Group TSR ($)	GAAP Net Income (Loss) ($ Millions)	Non-GAAP Net Income (4) ($ Millions)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	10,314,172	8,321,591	4,155,421	4,206,760	128.09	113.65	(158.3)	57.9
2021	8,846,588	11,225,263	2,942,671	2,882,217	114.02	126.45	(48.2)	129.1
2020	8,041,702	6,883,292	2,882,616	2,656,656	97.79	126.42	(110.9)	68.6

(1)	Richard F. Pops was our PEO for each year presented. The individuals comprising the non-PEO NEOs for each year presented are listed below.

2020	2021	2022
James M. Frates	Iain M. Brown	Iain M. Brown
David J. Gaffin	James M. Frates	David J. Gaffin
Craig C. Hopkinson, M.D.	David J. Gaffin	Craig C. Hopkinson, M.D.
Michael J. Landine	Craig C. Hopkinson, M.D.	Blair C. Jackson
Blair C. Jackson

(2)
The amounts shown reflect the exclusion and inclusion of those certain amounts for the PEO and the non-PEO NEOs shown in the following tables. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts shown in each of the Exclusion of Stock Awards and Option Awards columns are equal to the total amounts from the Stock Awards and Option Awards columns set forth in the
Summary Compensation Table
on page 118 of this proxy statement.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	10,314,172	(8,009,660)	6,017,079	8,321,591
2021	8,846,588	(6,564,945)	8,943,620	11,225,263
2020	8,041,702	(6,040,835)	4,882,425	6,883,292

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	4,155,421	(3,126,696)	3,178,035	4,206,760
2021	2,942,671	(2,141,519)	2,081,065	2,882,217
2020	2,882,616	(2,083,657)	1,857,697	2,656,656

The amounts shown in the Inclusion of Equity Values column in each of the above tables are derived from the following amou nts
:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	6,635,906	(948,605)	329,778	—	6,017,079
2021	5,337,837	1,158,777	2,447,006	—	8,943,620
2020	5,747,325	(629,614)	(235,286)	—	4,882,425

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	2,930,046	137,112	110,877	—	3,178,035
2021	2,296,714	(439,567)	809,922	(586,004)	2,081,065
2020	2,010,019	(91,032)	(61,290)	—	1,857,697

(3)
The peer group TSR shown in this table utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report. The comparison assumes $100 was invested in the Company and in the Nasdaq Biotechnology Index, respectively, for the period starting December 31, 2019 through the end of the year shown. Historical share price performance is not necessarily indicative of future share price performance.

(4)
We determined non-GAAP net income to be the most important financial performance measure used to link Company performance to compensation actually paid to our PEO and non-PEO NEOs in 2022. This financial performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years. See
Appendix B
for information regarding this non-GAAP financial measure.

Company Selected Measure Name	non-GAAP net income
Named Executive Officers, Footnote [Text Block]
(1)	Richard F. Pops was our PEO for each year presented. The individuals comprising the non-PEO NEOs for each year presented are listed below.

2020	2021	2022
James M. Frates	Iain M. Brown	Iain M. Brown
David J. Gaffin	James M. Frates	David J. Gaffin
Craig C. Hopkinson, M.D.	David J. Gaffin	Craig C. Hopkinson, M.D.
Michael J. Landine	Craig C. Hopkinson, M.D.	Blair C. Jackson
Blair C. Jackson

Peer Group Issuers, Footnote [Text Block]
(3)
The peer group TSR shown in this table utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report. The comparison assumes $100 was invested in the Company and in the Nasdaq Biotechnology Index, respectively, for the period starting December 31, 2019 through the end of the year shown. Historical share price performance is not necessarily indicative of future share price performance.

PEO Total Compensation Amount	$ 10,314,172	$ 8,846,588	$ 8,041,702
PEO Actually Paid Compensation Amount	$ 8,321,591	11,225,263	6,883,292
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The amounts shown reflect the exclusion and inclusion of those certain amounts for the PEO and the non-PEO NEOs shown in the following tables. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts shown in each of the Exclusion of Stock Awards and Option Awards columns are equal to the total amounts from the Stock Awards and Option Awards columns set forth in the
Summary Compensation Table
on page 118 of this proxy statement.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	10,314,172	(8,009,660)	6,017,079	8,321,591
2021	8,846,588	(6,564,945)	8,943,620	11,225,263
2020	8,041,702	(6,040,835)	4,882,425	6,883,292

The amounts shown in the Inclusion of Equity Values column in each of the above tables are derived from the following amou nts
:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	6,635,906	(948,605)	329,778	—	6,017,079
2021	5,337,837	1,158,777	2,447,006	—	8,943,620
2020	5,747,325	(629,614)	(235,286)	—	4,882,425

Non-PEO NEO Average Total Compensation Amount	$ 4,155,421	2,942,671	2,882,616
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,206,760	2,882,217	2,656,656
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The amounts shown reflect the exclusion and inclusion of those certain amounts for the PEO and the non-PEO NEOs shown in the following tables. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts shown in each of the Exclusion of Stock Awards and Option Awards columns are equal to the total amounts from the Stock Awards and Option Awards columns set forth in the
Summary Compensation Table
on page 118 of this proxy statement.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	4,155,421	(3,126,696)	3,178,035	4,206,760
2021	2,942,671	(2,141,519)	2,081,065	2,882,217
2020	2,882,616	(2,083,657)	1,857,697	2,656,656

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	2,930,046	137,112	110,877	—	3,178,035
2021	2,296,714	(439,567)	809,922	(586,004)	2,081,065
2020	2,010,019	(91,032)	(61,290)	—	1,857,697

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Required Tabular Disclosure of Most Important Financial Measures
The most important financial performance measures used to link compensation actually paid to our NEOs for 2022 to Company performance are set forth below. For further information regarding these performance metrics and their function in our executive compensation program, see our
Compensation Discussion and Analysis
beginning on page 90 of this proxy statement.

Proprietary Product Net Sales
Relative Total Shareholder Return
Non-GAAP Net Income*
Non-GAAP Net Income* as a Percentage of Total Revenue

*	See Appendix B for information regarding this non-GAAP financial target.

Total Shareholder Return Amount	$ 128.09	114.02	97.79
Peer Group Total Shareholder Return Amount	113.65	126.45	126.42
Net Income (Loss)	$ (158,300,000)	$ (48,200,000)	$ (110,900,000)
Company Selected Measure Amount	57,900,000	129,100,000	68,600,000
PEO Name	Richard F. Pops	Richard F. Pops	Richard F. Pops
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Proprietary Product Net Sales
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Net Income*
Non-GAAP Measure Description [Text Block]	We determined non-GAAP net income to be the most important financial performance measure used to link Company performance to compensation actually paid to our PEO and non-PEO NEOs in 2022. This financial performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years. See
Appendix B
	for information regarding this non-GAAP financial measure.
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Net Income* as a Percentage of Total Revenue
PEO [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,009,660)	$ (6,564,945)	$ (6,040,835)
PEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,017,079	8,943,620	4,882,425
PEO [Member] | YearEnd Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,635,906	5,337,837	5,747,325
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(948,605)	1,158,777	(629,614)
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	329,778	2,447,006	(235,286)
Non-PEO NEO [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,126,696)	(2,141,519)	(2,083,657)
Non-PEO NEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,178,035	2,081,065	1,857,697
Non-PEO NEO [Member] | YearEnd Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,930,046	2,296,714	2,010,019
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	137,112	(439,567)	(91,032)
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 110,877	809,922	$ (61,290)
Non-PEO NEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (586,004)